SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Non-vested Shares
Outstanding, beginning balance	106,767	10,000	25,000
Granted	211,977	129,835	20,000
Vested	(16,557)	(17,367)	(35,000)
Forfeited	(22,541)	(15,701)
Outstanding, ending balance	279,646	106,767	10,000
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 14.75	$ 10.82	$ 9.63
Granted	11.20	14.93	10.82
Vested	14.22	14.08	9.97
Forfeited	12.39	14.47
Outstanding, ending balance	$ 12.28	$ 14.75	$ 10.82